Revenue Recognition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Revenue Disaggregated by Source
Revenue is disaggregated by source of revenue as follows (in thousands):

	Successor Company	Predecessor Company
	Period from September 1, 2019 through September 30,	Period from July 1, 2019 through August 31,	Three Months Ended September 30,
	2019	2019	2018
Alarm monitoring revenue	$33,594	$78,608	125,004
Product and installation revenue	2,224	4,993	11,360
Other revenue	471	988	792
Total Net revenue	$36,289	$84,589	137,156

	Successor Company	Predecessor Company
	Period from September 1, 2019 through September 30,	Period from January 1, 2019 through August 31,	Nine Months Ended September 30,
	2019	2019	2018
Alarm monitoring revenue	$33,594	$319,172	374,689
Product and installation revenue	2,224	19,111	28,984
Other revenue	471	4,003	2,249
Total Net revenue	$36,289	$342,286	405,922

Revenue is disaggregated by source of revenue as follows (in thousands):

	Year Ended December 31,
	2018	2017	2016
Alarm monitoring revenue	$498,236	537,399	552,590
Product and installation revenue	38,455	12,308	13,264
Other revenue	3,667	3,748	4,518
Total Net revenue	$540,358	553,455	570,372

Schedule of Receivables, Contract Assets and Contract Liabilities
The following table provides information about receivables, contract assets and contract liabilities from contracts with customers (in thousands):

	Successor Company	Predecessor Company
	September 30, 2019	December 31, 2018
Trade receivables, net	$12,105	13,121
Contract assets, net - current portion (a)	10,952	13,452
Contract assets, net - long-term portion (b)	12,600	16,154
Deferred revenue	13,309	13,060

(a)        Amount is included in Prepaid and other current assets in the unaudited condensed consolidated balance sheets.
(b)        Amount is included in Other assets in the unaudited condensed consolidated balance sheets.

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers (in thousands):

	December 31, 2018	At adoption
Trade receivables, net	$13,121	12,645
Contract assets, net - current portion (a)	13,452	14,197
Contract assets, net - long-term portion (b)	16,154	10,377
Deferred revenue	13,060	12,892

(a)        Amount is included in Prepaid and other current assets in the consolidated balance sheets.
(b)        Amount is included in Other assets in the consolidated balance sheets.

Schedule of Financial Statement Impact
The following tables summarize the impacts of adopting Topic 606 on the Company’s consolidated financial statements as of and for the year ended December 31, 2018 (in thousands):

i. Consolidated balance sheets

	Impact of changes in accounting policies
	As reported December 31, 2018	Adjustments	Balances without adoption of Topic 606
Assets
Current assets:
Cash and cash equivalents	$2,188	—	2,188
Restricted cash	189	—	189
Trade receivables, net of allowance for doubtful accounts	13,121	—	13,121
Prepaid and other current assets	28,178	(13,452)	14,726
Total current assets	43,676	(13,452)	30,224
Property and equipment, net of accumulated depreciation	36,539	—	36,539
Subscriber accounts and deferred contract acquisition costs, net of accumulated amortization	1,195,463	45,970	1,241,433
Deferred income tax asset, net	783	—	783
Other assets, net	29,307	(16,154)	13,153
Total assets	$1,305,768	16,364	1,322,132
Liabilities and Stockholders’ (Deficit) Equity
Current liabilities:
Accounts payable	$12,099	—	12,099
Other accrued liabilities	31,085	—	31,085
Deferred revenue	13,060	1,347	14,407
Holdback liability	11,513	—	11,513
Current portion of long-term debt	1,816,450	—	1,816,450
Total current liabilities	1,884,207	1,347	1,885,554
Non-current liabilities:
Long-term debt	—	—	—
Long-term holdback liability	1,770	—	1,770
Derivative financial instruments	6,039	—	6,039
Other liabilities	2,727	—	2,727
Total liabilities	1,894,743	1,347	1,896,090
Commitments and contingencies
Stockholders’ (deficit) equity:
Common stock	—	—	—
Additional paid-in capital	439,711	—	439,711
Accumulated deficit	(1,036,294)	15,017	(1,021,277)
Accumulated other comprehensive income, net	7,608	—	7,608
Total stockholders’ (deficit) equity	(588,975)	15,017	(573,958)
Total liabilities and stockholders’ (deficit) equity	$1,305,768	16,364	1,322,132

ii. Consolidated statements of operations and comprehensive income (loss)

	Impact of changes in accounting policies
	As reported year ended December 31, 2018	Adjustments	Balances without adoption of Topic 606
Net revenue	$540,358	(8,149)	532,209
Operating expenses:
Cost of services	128,939	(6,263)	122,676
Selling, general and administrative, including stock-based and long-term incentive compensation	118,940	(1,670)	117,270
Amortization of subscriber accounts, deferred contract acquisition costs and other intangible assets	211,639	7,487	219,126
Depreciation	11,434	—	11,434
Loss on goodwill impairment	563,549	—	563,549
	1,034,501	(446)	1,034,055
Operating loss	(494,143)	(7,703)	(501,846)
Other expense, net:
Interest expense	180,770	—	180,770
Unrealized loss on derivative financial instruments	3,151	—	3,151
Refinancing expense	12,238	—	12,238
	196,159	—	196,159
Loss before income taxes	(690,302)	(7,703)	(698,005)
Income tax expense	(11,552)	—	(11,552)
Net loss	(678,750)	(7,703)	(686,453)
Other comprehensive income (loss):
Unrealized gain on derivative contracts, net	14,378	—	14,378
Total other comprehensive income, net of tax	14,378	—	14,378
Comprehensive loss	$(664,372)	(7,703)	(672,075)

iii. Consolidated statements of cash flows

	Impact of changes in accounting policies
	As reported year ended December 31, 2018	Adjustments	Balances without adoption of Topic 606
Cash flows from operating activities:
Net loss	$(678,750)	(7,703)	(686,453)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of subscriber accounts, deferred contract acquisition costs and other intangible assets	211,639	7,487	219,126
Depreciation	11,434	—	11,434
Stock-based and long-term incentive compensation	310	—	310
Deferred income tax expense	(14,087)	—	(14,087)
Non-cash legal settlement reserve (related insurance recovery)	(2,750)	—	(2,750)
Amortization of debt discount and deferred debt costs	33,452	—	33,452
Refinancing expense	12,238	—	12,238
Unrealized loss on derivative financial instruments	3,151	—	3,151
Bad debt expense	12,300	—	12,300
Goodwill impairment	563,549	—	563,549
Other non-cash activity, net	24	—	24
Changes in assets and liabilities:
Trade receivables	(12,776)	—	(12,776)
Prepaid expenses and other assets	(11,046)	6,379	(4,667)
Subscriber accounts - deferred contract acquisition costs	(5,418)	89	(5,329)
Payables and other liabilities	(18,767)	(581)	(19,348)
Net cash provided by operating activities	104,503	5,671	110,174
Cash flows from investing activities:
Capital expenditures	(14,903)	—	(14,903)
Cost of subscriber accounts acquired	(140,450)	(5,671)	(146,121)
Net cash used in investing activities	(155,353)	(5,671)	(161,024)
Cash flows from financing activities:
Proceeds from long-term debt	248,800	—	248,800
Payments on long-term debt	(184,100)	—	(184,100)
Payments of financing costs	(9,682)	—	(9,682)
Value of shares withheld for share-based compensation	(93)	—	(93)
Dividend to Ascent Capital	(5,000)	—	(5,000)
Net cash provided by financing activities	49,925	—	49,925
Net decrease in cash, cash equivalents and restricted cash	(925)	—	(925)
Cash, cash equivalents and restricted cash at beginning of period	3,302	—	3,302
Cash, cash equivalents and restricted cash at end of period	$2,377	—	2,377